Summary of Significant Accounting Policies (Details) - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Summary of Significant Accounting Policies [Line Items]
Accumulated deficit	$ (212,084,368)	$ (185,220,028)
Net loss	(26,864,340)	(37,849,665)	$ (77,208,118)
Impairment charges	$ 0	$ 9,357,062	$ 0
Percentage of tax realized upon ultimate settlement	50.00%
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Residual value, percentage	0.00%
Intangible asset, useful life	3 years
Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Residual value, percentage	5.00%
Intangible asset, useful life	5 years